Note 2 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	December 31,
	2016	2015

Stock options to purchase common stock	1,909,764	1,022,195
Warrants to purchase common stock	425,274	383,321
Restricted common stock awards	58,155	-